Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Identified Finite-Lived Intangible Assets
Identified intangible assets recognized by the Company included the following:

	As of June 30, 2018		As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	$782.0	$(54.9)	$782.0	$(43.5)
VOCRA	361.8	(87.3)	361.8	(69.4)
Trade names	190.0	(27.0)	190.0	(21.4)
Technology	72.0	(34.8)	72.0	(27.6)
Total intangible assets subject to amortization	1,405.8	(204.0)	1,405.8	(161.9)
Insurance licenses	11.0	—	11.0	—
Total intangible assets	$1,416.8	$(204.0)	$1,416.8	$(161.9)

Schedule of Identified Indefinite-Lived Intangible Assets
Identified intangible assets recognized by the Company included the following:

	As of June 30, 2018		As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	$782.0	$(54.9)	$782.0	$(43.5)
VOCRA	361.8	(87.3)	361.8	(69.4)
Trade names	190.0	(27.0)	190.0	(21.4)
Technology	72.0	(34.8)	72.0	(27.6)
Total intangible assets subject to amortization	1,405.8	(204.0)	1,405.8	(161.9)
Insurance licenses	11.0	—	11.0	—
Total intangible assets	$1,416.8	$(204.0)	$1,416.8	$(161.9)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table sets forth the estimated future aggregate amortization expense for the next 5 years:

Year	Amount
2018	$84.5
2019	84.5
2020	84.5
2021	70.9
2022	69.6
The following table sets forth the estimated future aggregate amortization expense for the next 5 years:

Year	Amount
2018 (remaining)	$42.3
2019	84.5
2020	84.5
2021	70.9
2022	69.6